Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Summary of Stock Units	A summary of stock units as of December 31, 2023 and changes during the year are presented below.

Stock units	Number of stock units (in thousands)	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	3,771
Granted	1,185
Vested	(864)
Forfeited	(77)
Outstanding at December 31, 2023	4,015	1.34	$174,364
Vested and expected to vest at December 31, 2023	3,744	1.29	$162,610

Summary of the Status of Employee Stock Options	We have not granted stock options since 2013. A summary of the status of employee stock options as of December 31,
2023 and changes during the year then ended is presented below.

Stock options	Number of shares (in thousands)	Weighted average exercise price

Outstanding at January 1, 2023	9	$18.68
Exercised	(9)	$18.68
Outstanding at December 31, 2023	—	$—

Compensation Expense	Share-based compensation expense before taxes for the years ended December 31, 2023, 2022 and 2021 totaled approximately $47.1 million, $49.5 million and $38.4 million, respectively, as shown in the table below.

(in thousands)	2023	2022	2021

Cost of sales	$3,296	$2,577	$40
Research and development	7,484	6,504	4,909
Sales and marketing	14,495	16,076	13,630
General and administrative	21,825	24,350	19,812
Share-based compensation expense	47,100	49,507	38,391
Less: Income tax benefit(1)	11,035	10,703	8,956
Share-based compensation expense, after tax	$36,065	$38,804	$29,435
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $1.3 million, $2.7 million and $6.5 million, respectively, for the years ended December 31, 2023, 2022 and 2021.